Natural and environmental resources (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Natural and environmental resources [Line Items]
Additions/capitalizations (1)		$ 214,852
Adjustment on fair value for business combinations		31,137
Net balance	$ 35,909,844	31,934,159
Cost [member]
Disclosure of Natural and environmental resources [Line Items]
Adjustment on fair value for business combinations	17,640,458	720,670
Cost [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	65,367,278	59,822,566
Additions/capitalizations (1)	4,032,780	3,659,270
Increase in abandonment costs (Note 23)	0	0
Disposals	(3,497)	(1,806)
Withdrawal of exploratory assets and dry wells (2)	0	0
Capitalized financial interests	99,786	111,140
Exchange differences capitalized (3)	2,546	3,535
Adjustment on fair value for business combinations		563,546
Foreign currency translation	1,979,171	440,978
Transfers/reclassifications	4,751,417	768,049
Balance	76,229,481	65,367,278
Cost [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	7,231,851	5,036,884
Additions/capitalizations (1)	60,618	123,446
Increase in abandonment costs (Note 23)	778,925	2,075,992
Disposals	(484)	(260)
Withdrawal of exploratory assets and dry wells (2)	0	0
Capitalized financial interests	0	0
Exchange differences capitalized (3)	0	0
Adjustment on fair value for business combinations		0
Foreign currency translation	101,866	23,353
Transfers/reclassifications	(78)	(28,084)
Balance	8,172,698	7,231,851
Cost [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	8,867,894	8,362,719
Additions/capitalizations (1)	2,639,630	2,211,746
Increase in abandonment costs (Note 23)	13,256	28,097
Disposals	(69,908)	(223,805)
Withdrawal of exploratory assets and dry wells (2)	(486,408)	(448,132)
Capitalized financial interests	24,757	0
Exchange differences capitalized (3)	632	0
Adjustment on fair value for business combinations		0
Foreign currency translation	767,117	(138,809)
Transfers/reclassifications	(4,544,665)	(923,922)
Balance	7,212,305	8,867,894
Accumulated depletion and impairment [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(46,106,147)	(41,993,097)
Depletion expense	(3,803,027)	(3,810,349)
(Loss) reversal of impairment (Note 18)	305,016	116,403
Disposals	500	213
Foreign currency translation	(1,401,121)	(310,894)
Transfers/reclassifications	(311,565)	(108,423)
Balance	(51,316,344)	(46,106,147)
Accumulated depletion and impairment [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(2,981,449)	(2,156,274)
Depletion expense	(1,193,454)	(831,909)
(Loss) reversal of impairment (Note 18)	0	0
Disposals	0	40
Foreign currency translation	(41,610)	(14,546)
Transfers/reclassifications	(14,161)	21,320
Balance	(4,230,674)	(2,981,449)
Accumulated depletion and impairment [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(445,268)	0
Depletion expense	0	0
(Loss) reversal of impairment (Note 18)	59,111	(334,112)
Disposals	31,214	93,975
Foreign currency translation	0	0
Transfers/reclassifications	197,321	(205,131)
Balance	(157,622)	(445,268)
Natural and environmental resources [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	35,909,844	31,934,159	$ 29,072,798
Natural and environmental resources [Member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	24,913,137	19,261,131	17,829,469
Natural and environmental resources [Member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	3,942,024	4,250,402	2,880,610
Natural and environmental resources [Member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Net balance	7,054,683	8,422,626	$ 8,362,719
Natural and environmental resources [Member] | Cost [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	81,467,023	73,222,169
Additions/capitalizations (1)	6,733,028	5,994,462
Increase in abandonment costs (Note 23)	792,181	2,104,089
Disposals	(73,889)	(225,351)
Withdrawal of exploratory assets and dry wells (2)	(486,408)	(448,132)
Capitalized financial interests	124,543	111,140
Exchange differences capitalized (3)	3,178	3,535
Adjustment on fair value for business combinations		563,546
Foreign currency translation	2,848,154	325,522
Transfers/reclassifications	206,674	(183,957)
Balance	91,614,484	81,467,023
Natural and environmental resources [Member] | Accumulated depletion and impairment [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	(49,532,864)	(44,149,371)
Depletion expense	(4,996,481)	(4,642,258)
(Loss) reversal of impairment (Note 18)	364,127	(217,709)
Disposals	31,714	94,148
Foreign currency translation	(1,442,731)	(325,440)
Transfers/reclassifications	(128,405)	(292,234)
Balance	$ (55,704,640)	$ (49,532,864)